Personnel Figures (Tables)	12 Months Ended
Dec. 31, 2018
PERSONNEL FIGURES
Summary of Number of Employees

	As of and for the year ended 12-31-2018
Country	Managers and Main Executives	Professionals and Technicians	Workers and Others	Total	Average for the Year
Chile	20	653	68	741	769
Argentina	—	7	19	26	26
Total	20	660	87	767	795

	As of and for the year ended 12-31-2017
Country	Managers and Main Executives	Professionals and Technicians	Workers and Others	Total	Average for the Year
Chile	24	772	27	823	842
Argentina	—	23	2	25	25
Total	24	795	29	848	867